Line of Credit (Details)				3 Months Ended		7 Months Ended		12 Months Ended
	Oct. 14, 2022 USD ($)	Jan. 01, 2022	May 11, 2021	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Jul. 31, 2022 USD ($)	Jul. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 30, 2023 USD ($)	Feb. 10, 2021 USD ($)
Line of Credit (Details) [Line Items]
Line of credit total (in Dollars)								$ 1,244,999	$ 4,269,967
Gross notes receivables (in Dollars)				$ 91,032,633				103,581,855
Notes receivable, net (in Dollars)				84,780,868				93,358,404	133,986,583
Debt issuance costs, net (in Dollars)				52,883				1,330,901	1,697,705
Termination fee paid to exit previous loan (in Dollars)								600,307	1,000,000
LIBOR [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)		3.375%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)							3.375%
Asset Pledged as Collateral without Right [Member]
Line of Credit (Details) [Line Items]
Gross notes receivables (in Dollars)				$ 80,387,743				89,797,068
Line of Credit [Member]
Line of Credit (Details) [Line Items]
Loss on extinguishment of line of credit (in Dollars)	$ 813,806
Line of Credit [Member] | LIBOR [Member]
Line of Credit (Details) [Line Items]
LIBOR floor rate (as percent)		0.25%
Line of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)		10.689%
Receivables Funding Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Line of credit total (in Dollars)								65,000,000	78,800,000
Borrowing (in Dollars)								$ 477,606	29,771,561
Weighted average interest rate (as percent)								16.07%
Funding facility (in Dollars)											$ 250,000,000
Borrowings as a percentage of eligible notes receivables pledged (as percent)	75.00%										90.00%
Unused facility fee (as percent)	0.50%		0.50%
Exit fee percentage								0.75%
Debt issuance costs (in Dollars)								$ 1,330,901
Receivables Funding Facility [Member] | Line of Credit [Member] | Asset Pledged as Collateral [Member]
Line of Credit (Details) [Line Items]
Gross notes receivables (in Dollars)								89,797,068	149,203,705
Notes receivable, net (in Dollars)								84,980,543	$ 136,268,535
Receivables Funding Facility [Member] | Line of Credit [Member] | Bastion Funding IV, LLC [Member] | LIBOR [Member]
Line of Credit (Details) [Line Items]
LIBOR floor rate (as percent)							0.25%
Receivables Funding Facility [Member] | Line of Credit [Member] | Bastion Funding IV, LLC [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)							10.689%
Loan And Security Agreement [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Line of credit facility, interest rate									5.25%
Debt issuance costs, net (in Dollars)								1,697,705
Bastion Funding IV, LLC Revolving Credit Facility [Member]
Line of Credit (Details) [Line Items]
Minimum outstanding balance required (in Dollars)								50,000,000
Interest rate				17.69%	4.79%
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Line of credit total (in Dollars)				$ 59,800,000				65,000,000
Borrowing (in Dollars)				$ 490,807				477,606
Minimum outstanding balance required (in Dollars)								75,000,000
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member] | LIBOR [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)		0.262%
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)	11.50%
Borrowing percentage as base rate	1.00%
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member] | Goldman Sachs Bank USA [Member]
Line of Credit (Details) [Line Items]
Funding facility (in Dollars)						$ 64,287,184
Borrowing percentage as base rate (as percent)						0.70
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member] | Goldman Sachs Bank USA [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)						4.375%
Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member] | Bastion Funding IV, LLC [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit (Details) [Line Items]
Spread on variable rate (as percent)						11.689%
Previous Line of Credit [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Termination fee paid to exit previous loan (in Dollars)	$ 100,000,000
Subsequent Event [Member]
Line of Credit (Details) [Line Items]
Minimum outstanding balance required (in Dollars)										$ 75,000,000
Forecast [Member] | Bastion Funding IV, LLC Revolving Credit Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Minimum outstanding balance required (in Dollars)								$ 80,000,000
Line of Credit, Used Capacity, Range One [Member] | Receivables Funding Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Unused facility fee (as percent)			0.65%
Line of Credit, Used Capacity, Range Two [Member] | Receivables Funding Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Unused facility fee (as percent)			0.50%
Line of Credit, Used Capacity, Range Three [Member] | Receivables Funding Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Unused facility fee (as percent)			0.35%
FICO Score, Less Than 580 [Member] | Receivables Funding Facility [Member] | Line of Credit [Member]
Line of Credit (Details) [Line Items]
Borrowings as a percentage of eligible notes receivables pledged (as percent)											85.00%